Stockholders’ Equity (Details) - Detail 2			12 Months Ended
	Dec. 22, 2023 $ / shares shares	Apr. 20, 2023 USD ($)	Dec. 31, 2023 $ / shares $ / item shares	Dec. 29, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	May 24, 2021 $ / shares
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares			3,000,000		3,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001		$ 0.001
Preferred stock outstanding | shares			0		0
Par value (in Dollars per share)			$ 6.0625	$ 5,400,000
Common stock, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Series A-1 preferred stock designated shares | shares			22,280
Conversion price (in Dollars per share)			$ 4.44
Excess of beneficially owned percentage			4.99%
Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares			3,000,000
Preferred stock outstanding | shares			24,905		0
Common Stock [Member]
Stockholders Equity [Line Items]
Par value (in Dollars per share)			$ 0.0001	$ 0.001
Aggregate of shares | shares			610,000
Common stock, par value (in Dollars per share)			$ 0.001
Maximum [Member]
Stockholders Equity [Line Items]
Aggregate gross sales (in Dollars) | $		$ 50,000,000
Minimum [Member]
Stockholders Equity [Line Items]
Aggregate gross sales (in Dollars) | $		$ 0
Series E-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share)			0.0001
Preferred stock par value (in Dollars per share)			0.0001
Series A-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share)			0.001
Par value (in Dollars per share)			1,000
Preferred stock par value (in Dollars per share)			$ 0.001
Aggregate shares | shares			2,327
Conversion price description			(i) the Alternate Conversion Price (as defined below) and (ii) the quotient of (x) the 25% redemption premium multiplied by (y) the amount of Series A-1 Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a suspension of trading or the failure to be traded or listed on an eligible market for five consecutive days or more, (ii) the failure to remove restrictive legends when required, (iii) the Company’s default in payment of indebtedness in an aggregate amount of $500,000 or more (the Company is currently in default for payments greater than $500,000), (iv) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (v) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $100,000.
Floor price (in Dollars per Item) | $ / item			0.888
Volume weighted average price percentage			80.00%
Percentage of stock conversion.			125.00%
Preferred stock redemption percentage			115.00%
Series F-1 Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Aggregate of shares | shares	22,280
Aggregate shares | shares	22,280
Preferred stock for aggregate shares | shares	22,280
Series A-1 Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized | shares			22,280		22,280
Preferred stock, par value (in Dollars per share)			$ 0.001		$ 0.001
Preferred stock outstanding | shares			22,280		0
Convertible preferred stock par value (in Dollars per share)	$ 0.001